CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Revenues
License	$ 24,386	$ 14,546	$ 88,308	$ 49,926	$ 27,183
Maintenance and services	12,805	6,093	32,652	16,319	7,817
Total revenues	37,191	20,639	120,960	66,245	35,000
Cost of revenues
License	129	136	890	228	102
Maintenance and services	4,136	1,868	10,715	6,428	3,188
Total cost of revenues	4,265	2,004	11,605	6,656	3,290
Gross profit	32,926	18,635	109,355	59,589	31,710
Operating expenses
Research and development	8,103	4,338	23,561	14,025	8,479
Sales and marketing	24,166	12,768	74,782	39,909	24,072
General and administrative	6,846	3,292	19,698	8,949	6,462
Total operating expenses	39,115	20,398	118,041	62,883	39,013
Operating loss	(6,189)	(1,763)	(8,686)	(3,294)	(7,303)
Other income (expense), net
Interest income (expense), net	(17)	(10)	(94)	(21)	(47)
Change in fair value of preferred stock warrants	(14,087)	(473)	(2,034)	(366)	(22)
Total other income (expense), net	(14,104)	(483)	(2,128)	(387)	(69)
Loss before income taxes	(20,293)	(2,246)	(10,814)	(3,681)	(7,372)
Provision for income taxes	177		178	125	79
Net loss	$ (20,470)	$ (2,246)	$ (10,992)	$ (3,806)	$ (7,451)
Net loss per share:
Basic and diluted (in dollars per share)	$ (0.71)	$ (0.12)	$ (0.53)	$ (0.21)	$ (0.52)
Weighted-average shares outstanding:
Basic and diluted (in shares)	28,679	19,185	20,646	17,738	14,392